Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator for earnings per common share calculation:
Income from continuing operations	$ 1,266	$ 1,255	$ 1,125	$ 954	$ 1,125	$ 1,010	$ 962	$ 772	$ 4,600	$ 3,869	$ 3,489
Net loss attributable to noncontrolling interest	0	0	0	0	0	0	1	1	0	2	4
Income from continuing operations attributable to CVS Caremark, basic									4,600	3,871	3,493
Loss from discontinued operations, net of tax	(1)	(6)	(1)	0	0	(5)	(1)	(1)	(8)	(7)	(31)
Net income attributable to CVS Caremark	$ 1,265	$ 1,249	$ 1,124	$ 954	$ 1,125	$ 1,005	$ 962	$ 772	$ 4,592	$ 3,864	$ 3,462
Denominator for earnings per common share calculation:
Weighted average common shares, basic									1,217	1,271	1,338
Stock options (in shares)									8	8	8
Restricted stock units (in shares)									1	1	1
Weighted average common shares, diluted									1,226	1,280	1,347
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 1.06	$ 1.03	$ 0.92	$ 0.77	$ 0.91	$ 0.80	$ 0.75	$ 0.60	$ 3.78	$ 3.05	$ 2.61
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 1.06	$ 1.03	$ 0.92	$ 0.77	$ 0.91	$ 0.79	$ 0.75	$ 0.59	$ 3.77	$ 3.04	$ 2.59
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 1.05	$ 1.02	$ 0.91	$ 0.77	$ 0.90	$ 0.79	$ 0.75	$ 0.59	$ 3.75	$ 3.02	$ 2.59
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 1.05	$ 1.02	$ 0.91	$ 0.77	$ 0.90	$ 0.79	$ 0.75	$ 0.59	$ 3.74	$ 3.02	$ 2.57